Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
Columbia Minnesota Tax-Exempt Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Minnesota Tax-Exempt Fund
Class Name	Class A
Trading Symbol	IMNTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Minnesota Tax-Exempt Fund (the Fund) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 83	0.81%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the benchmark were driven by overweight allocations to A, BBB, BB, and not-rated bonds, an underweight to higher quality AAA bonds, an overweight to bonds 12 years to maturity and longer, an underweight to bonds 2-12 years to maturity, overweights to continuing care retirement community (CCRC), charter school and nursing bonds, and an underweight to state general obligation (GO) bonds.
Security selection
| Selection in bonds rated AAA and BBB, in bonds across the maturity spectrum (in particular bonds 12 years to maturity and longer), and in electric, education, hospital and local GO bonds added to performance.
Treasury futures
| The use of Treasury futures was beneficial to performance during a period when municipal interest rates rose across most of the curve.
Top Performance Detractors
Allocations
| The Fund’s underweight to AA bonds, bonds less than two years to maturity, and prepay gas and airport bonds detracted from relative performance.
Security selection
| Selection in A and AA bonds detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	5.20	0.26	1.88
Class A (including sales charges)	2.04	(0.34)	1.57
Bloomberg Minnesota Municipal Bond Index	3.19	0.93	2.06
Bloomberg Municipal Bond Index	3.74	1.18	2.47

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 520,055,015
Holdings Count | Holding	269
Advisory Fees Paid, Amount	$ 2,426,712
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 520,055,015
Total number of portfolio holdings	269
Management services fees (represents 0.47% of Fund average net assets)	$ 2,426,712
Portfolio turnover for the reporting period	10%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets.
Derivatives
are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
City of Rochester 11/15/2057 5.000%	2.7%
Housing & Redevelopment Authority of The City of St. Paul 07/01/2035 4.000%	2.0%
Roseville Independent School District No. 623 02/01/2038 4.000%	1.9%
City of Maple Grove 05/01/2037 4.000%	1.9%
Brainerd Independent School District No. 181 02/01/2037 4.000%	1.9%
Southern Minnesota Municipal Power Agency 01/01/2026	1.8%
Minnesota Higher Education Facilities Authority 10/01/2052 5.000%	1.6%
County of Chippewa 03/01/2037 4.000%	1.4%
State of Minnesota 08/01/2043 4.000%	1.4%
Stillwater Independent School District No. 834 02/01/2042 4.000%	1.4%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
City of Rochester 11/15/2057 5.000%	2.7%
Housing & Redevelopment Authority of The City of St. Paul 07/01/2035 4.000%	2.0%
Roseville Independent School District No. 623 02/01/2038 4.000%	1.9%
City of Maple Grove 05/01/2037 4.000%	1.9%
Brainerd Independent School District No. 181 02/01/2037 4.000%	1.9%
Southern Minnesota Municipal Power Agency 01/01/2026	1.8%
Minnesota Higher Education Facilities Authority 10/01/2052 5.000%	1.6%
County of Chippewa 03/01/2037 4.000%	1.4%
State of Minnesota 08/01/2043 4.000%	1.4%
Stillwater Independent School District No. 834 02/01/2042 4.000%	1.4%

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete
information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
On July 26, 2024, the
Fund
supplemented its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates. In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally. These changes became effective on August 1, 2024.

Material Fund Change Strategies [Text Block]	the
Fund
supplemented its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates.
Material Fund Change Risks Change [Text Block]	In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
Columbia Minnesota Tax-Exempt Fund - Advisor Class
Shareholder Report [Line Items]
Fund Name	Columbia Minnesota Tax-Exempt Fund
Class Name	Advisor Class
Trading Symbol	CLONX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Minnesota Tax-Exempt Fund (the Fund) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Advisor Class	$ 58	0.56%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Advisor Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the benchmark were driven by overweight allocations to A, BBB, BB, and not-rated bonds, an underweight to higher quality AAA bonds, an overweight to bonds 12 years to maturity and longer, an underweight to bonds 2-12 years to maturity, overweights to continuing care retirement community (CCRC), charter school and nursing bonds, and an underweight to state general obligation (GO) bonds.
Security selection
| Selection in bonds rated AAA and BBB, in bonds across the maturity spectrum (in particular bonds 12 years to maturity and longer), and in electric, education, hospital and local GO bonds added to performance.
Treasury futures
| The use of Treasury futures was beneficial to performance during a period when municipal interest rates rose across most of the curve.
Top Performance Detractors
Allocations
| The Fund’s underweight to AA bonds, bonds less than two years to maturity, and prepay gas and airport bonds detracted from relative performance.
Security selection
| Selection in A and AA bonds detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Advisor Class	5.47	0.50	2.13
Bloomberg Minnesota Municipal Bond Index	3.19	0.93	2.06
Bloomberg Municipal Bond Index	3.74	1.18	2.47

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 520,055,015
Holdings Count | Holding	269
Advisory Fees Paid, Amount	$ 2,426,712
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 520,055,015
Total number of portfolio holdings	269
Management services fees (represents 0.47% of Fund average net assets)	$ 2,426,712
Portfolio turnover for the reporting period	10%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
City of Rochester 11/15/2057 5.000%	2.7%
Housing & Redevelopment Authority of The City of St. Paul 07/01/2035 4.000%	2.0%
Roseville Independent School District No. 623 02/01/2038 4.000%	1.9%
City of Maple Grove 05/01/2037 4.000%	1.9%
Brainerd Independent School District No. 181 02/01/2037 4.000%	1.9%
Southern Minnesota Municipal Power Agency 01/01/2026	1.8%
Minnesota Higher Education Facilities Authority 10/01/2052 5.000%	1.6%
County of Chippewa 03/01/2037 4.000%	1.4%
State of Minnesota 08/01/2043 4.000%	1.4%
Stillwater Independent School District No. 834 02/01/2042 4.000%	1.4%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
City of Rochester 11/15/2057 5.000%	2.7%
Housing & Redevelopment Authority of The City of St. Paul 07/01/2035 4.000%	2.0%
Roseville Independent School District No. 623 02/01/2038 4.000%	1.9%
City of Maple Grove 05/01/2037 4.000%	1.9%
Brainerd Independent School District No. 181 02/01/2037 4.000%	1.9%
Southern Minnesota Municipal Power Agency 01/01/2026	1.8%
Minnesota Higher Education Facilities Authority 10/01/2052 5.000%	1.6%
County of Chippewa 03/01/2037 4.000%	1.4%
State of Minnesota 08/01/2043 4.000%	1.4%
Stillwater Independent School District No. 834 02/01/2042 4.000%	1.4%

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at

columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
On July 26, 2024, the Fund supplemented its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates. In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally. These changes became effective on August 1, 2024.

Material Fund Change Strategies [Text Block]	the Fund supplemented its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates.
Material Fund Change Risks Change [Text Block]	In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
Columbia Minnesota Tax-Exempt Fund - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Minnesota Tax-Exempt Fund
Class Name	Class C
Trading Symbol	RMTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Minnesota Tax-Exempt Fund (the Fund) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 159	1.56%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the benchmark were driven by overweight allocations to A, BBB, BB, and not-rated bonds, an underweight to higher quality AAA bonds, an overweight to bonds 12 years to maturity and longer, an underweight to bonds 2-12 years to maturity, overweights to continuing care retirement community (CCRC), charter school and nursing bonds, and an underweight to state general obligation (GO) bonds.
Security selection
| Selection in bonds rated AAA and BBB, in bonds across the maturity spectrum (in particular bonds 12 years to maturity and longer), and in electric, education, hospital and local GO bonds added to performance.
Treasury futures
| The use of Treasury futures was beneficial to performance during a period when municipal interest rates rose across most of the curve.
Top Performance Detractors
Allocations
| The Fund’s underweight to AA bonds, bonds less than two years to maturity, and prepay gas and airport bonds detracted from relative performance.
Security selection
| Selection in A and AA bonds detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	4.42	(0.49)	1.12
Class C (including sales charges)	3.42	(0.49)	1.12
Bloomberg Minnesota Municipal Bond Index	3.19	0.93	2.06
Bloomberg Municipal Bond Index	3.74	1.18	2.47

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 520,055,015
Holdings Count | Holding	269
Advisory Fees Paid, Amount	$ 2,426,712
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 520,055,015
Total number of portfolio holdings	269
Management services fees (represents 0.47% of Fund average net assets)	$ 2,426,712
Portfolio turnover for the reporting period	10%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
City of Rochester 11/15/2057 5.000%	2.7%
Housing & Redevelopment Authority of The City of St. Paul 07/01/2035 4.000%	2.0%
Roseville Independent School District No. 623 02/01/2038 4.000%	1.9%
City of Maple Grove 05/01/2037 4.000%	1.9%
Brainerd Independent School District No. 181 02/01/2037 4.000%	1.9%
Southern Minnesota Municipal Power Agency 01/01/2026	1.8%
Minnesota Higher Education Facilities Authority 10/01/2052 5.000%	1.6%
County of Chippewa 03/01/2037 4.000%	1.4%
State of Minnesota 08/01/2043 4.000%	1.4%
Stillwater Independent School District No. 834 02/01/2042 4.000%	1.4%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
City of Rochester 11/15/2057 5.000%	2.7%
Housing & Redevelopment Authority of The City of St. Paul 07/01/2035 4.000%	2.0%
Roseville Independent School District No. 623 02/01/2038 4.000%	1.9%
City of Maple Grove 05/01/2037 4.000%	1.9%
Brainerd Independent School District No. 181 02/01/2037 4.000%	1.9%
Southern Minnesota Municipal Power Agency 01/01/2026	1.8%
Minnesota Higher Education Facilities Authority 10/01/2052 5.000%	1.6%
County of Chippewa 03/01/2037 4.000%	1.4%
State of Minnesota 08/01/2043 4.000%	1.4%
Stillwater Independent School District No. 834 02/01/2042 4.000%	1.4%

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
On July 26, 2024, the Fund supplemented its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates. In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally. These changes became effective on August 1, 2024.

Material Fund Change Strategies [Text Block]	the Fund supplemented its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates.
Material Fund Change Risks Change [Text Block]	In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
Columbia Minnesota Tax-Exempt Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Minnesota Tax-Exempt Fund
Class Name	Institutional Class
Trading Symbol	CMNZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Minnesota Tax-Exempt Fund (the Fund) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the
reporting
period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 58	0.56%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the benchmark were driven by overweight allocations to A, BBB, BB, and not-rated bonds, an underweight to higher quality AAA bonds, an overweight to bonds 12 years to maturity and longer, an underweight to bonds 2-12 years to maturity, overweights to continuing care retirement community (CCRC), charter school and nursing bonds, and an underweight to state general obligation (GO) bonds.
Security selection
| Selection in bonds rated AAA and BBB, in bonds across the maturity spectrum (in particular bonds 12 years to maturity and longer), and in electric, education, hospital and local GO bonds added to performance.
Treasury futures
| The use of Treasury futures was beneficial to performance during a period when municipal interest rates rose across most of the curve.
Top Performance Detractors
Allocations
| The Fund’s underweight to AA bonds, bonds less than two years to maturity, and prepay gas and airport bonds detracted from relative performance.
Security selection
| Selection in A and AA bonds detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	5.47	0.49	2.12
Bloomberg Minnesota Municipal Bond Index	3.19	0.93	2.06
Bloomberg Municipal Bond Index	3.74	1.18	2.47

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 520,055,015
Holdings Count | Holding	269
Advisory Fees Paid, Amount	$ 2,426,712
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 520,055,015
Total number of portfolio holdings	269
Management services fees (represents 0.47% of Fund average net assets)	$ 2,426,712
Portfolio turnover for the reporting period	10%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
City of Rochester 11/15/2057 5.000%	2.7%
Housing & Redevelopment Authority of The City of St. Paul 07/01/2035 4.000%	2.0%
Roseville Independent School District No. 623 02/01/2038 4.000%	1.9%
City of Maple Grove 05/01/2037 4.000%	1.9%
Brainerd Independent School District No. 181 02/01/2037 4.000%	1.9%
Southern Minnesota Municipal Power Agency 01/01/2026	1.8%
Minnesota Higher Education Facilities Authority 10/01/2052 5.000%	1.6%
County of Chippewa 03/01/2037 4.000%	1.4%
State of Minnesota 08/01/2043 4.000%	1.4%
Stillwater Independent School District No. 834 02/01/2042 4.000%	1.4%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
City of Rochester 11/15/2057 5.000%	2.7%
Housing & Redevelopment Authority of The City of St. Paul 07/01/2035 4.000%	2.0%
Roseville Independent School District No. 623 02/01/2038 4.000%	1.9%
City of Maple Grove 05/01/2037 4.000%	1.9%
Brainerd Independent School District No. 181 02/01/2037 4.000%	1.9%
Southern Minnesota Municipal Power Agency 01/01/2026	1.8%
Minnesota Higher Education Facilities Authority 10/01/2052 5.000%	1.6%
County of Chippewa 03/01/2037 4.000%	1.4%
State of Minnesota 08/01/2043 4.000%	1.4%
Stillwater Independent School District No. 834 02/01/2042 4.000%	1.4%

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
On July 26, 2024, the Fund supplemented its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates. In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally. These changes became effective on August 1, 2024.

Material Fund Change Strategies [Text Block]	the Fund supplemented its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates.
Material Fund Change Risks Change [Text Block]	In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
Columbia Minnesota Tax-Exempt Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Minnesota Tax-Exempt Fund
Class Name	Institutional 2 Class
Trading Symbol	CADOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Minnesota Tax-Exempt Fund (the Fund) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 58	0.56%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the benchmark were driven by overweight allocations to A, BBB, BB, and not-rated bonds, an underweight to higher quality AAA bonds, an overweight to bonds 12 years to maturity and longer, an underweight to bonds 2-12 years to maturity, overweights to continuing care retirement community (CCRC), charter school and nursing bonds, and an underweight to state general obligation (GO) bonds.
Security selection
| Selection in bonds rated AAA and BBB, in bonds across the maturity spectrum (in particular bonds 12 years to maturity and longer), and in electric, education, hospital and local GO bonds added to performance.
Treasury futures
| The use of Treasury futures was beneficial to performance during a period when municipal interest rates rose across most of the curve.
Top Performance Detractors
Allocations
| The Fund’s underweight to AA bonds, bonds less than two years to maturity, and prepay gas and airport bonds detracted from relative performance.
Security selection
| Selection in A and AA bonds detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	5.47	0.48	2.12
Bloomberg Minnesota Municipal Bond Index	3.19	0.93	2.06
Bloomberg Municipal Bond Index	3.74	1.18	2.47

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 520,055,015
Holdings Count | Holding	269
Advisory Fees Paid, Amount	$ 2,426,712
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 520,055,015
Total number of portfolio holdings	269
Management services fees (represents 0.47% of Fund average net assets)	$ 2,426,712
Portfolio turnover for the reporting period	10%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned
by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
City of Rochester 11/15/2057 5.000%	2.7%
Housing & Redevelopment Authority of The City of St. Paul 07/01/2035 4.000%	2.0%
Roseville Independent School District No. 623 02/01/2038 4.000%	1.9%
City of Maple Grove 05/01/2037 4.000%	1.9%
Brainerd Independent School District No. 181 02/01/2037 4.000%	1.9%
Southern Minnesota Municipal Power Agency 01/01/2026	1.8%
Minnesota Higher Education Facilities Authority 10/01/2052 5.000%	1.6%
County of Chippewa 03/01/2037 4.000%	1.4%
State of Minnesota 08/01/2043 4.000%	1.4%
Stillwater Independent School District No. 834 02/01/2042 4.000%	1.4%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned
by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
City of Rochester 11/15/2057 5.000%	2.7%
Housing & Redevelopment Authority of The City of St. Paul 07/01/2035 4.000%	2.0%
Roseville Independent School District No. 623 02/01/2038 4.000%	1.9%
City of Maple Grove 05/01/2037 4.000%	1.9%
Brainerd Independent School District No. 181 02/01/2037 4.000%	1.9%
Southern Minnesota Municipal Power Agency 01/01/2026	1.8%
Minnesota Higher Education Facilities Authority 10/01/2052 5.000%	1.6%
County of Chippewa 03/01/2037 4.000%	1.4%
State of Minnesota 08/01/2043 4.000%	1.4%
Stillwater Independent School District No. 834 02/01/2042 4.000%	1.4%

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
On July 26, 2024, the Fund
supplemented
its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates. In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally. These changes became effective on August 1, 2024.

Material Fund Change Strategies [Text Block]	the Fund
supplemented
its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates.
Material Fund Change Risks Change [Text Block]	In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
Columbia Minnesota Tax-Exempt Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Minnesota Tax-Exempt Fund
Class Name	Institutional 3 Class
Trading Symbol	CMNYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Minnesota Tax-Exempt Fund (the Fund) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 52	0.51%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the benchmark were driven by overweight allocations to A, BBB, BB, and not-rated bonds, an underweight to higher quality AAA bonds, an overweight to bonds 12 years to maturity and longer, an underweight to bonds 2-12 years to maturity, overweights to continuing care retirement community (CCRC), charter school and nursing bonds, and an underweight to state general obligation (GO) bonds.
Security selection
| Selection in bonds rated AAA and BBB, in bonds across the maturity spectrum (in particular bonds 12 years to maturity and longer), and in electric, education, hospital and local GO bonds added to performance.
Treasury futures
| The use of Treasury futures was beneficial to performance during a period when municipal interest rates rose across most of the curve.
Top Performance Detractors
Allocations
| The Fund’s underweight to AA bonds, bonds less than two years to maturity, and prepay gas and airport bonds detracted from relative performance.
Security selection
| Selection in A and AA bonds detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a)	5.51	0.53	2.09
Bloomberg Minnesota Municipal Bond Index	3.19	0.93	2.06
Bloomberg Municipal Bond Index	3.74	1.18	2.47
(a)
The returns shown for periods prior to March 1, 2017 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 520,055,015
Holdings Count | Holding	269
Advisory Fees Paid, Amount	$ 2,426,712
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 520,055,015
Total number of portfolio holdings	269
Management services fees (represents 0.47% of Fund average net assets)	$ 2,426,712
Portfolio turnover for the reporting period	10%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
City of Rochester 11/15/2057 5.000%	2.7%
Housing & Redevelopment Authority of The City of St. Paul 07/01/2035 4.000%	2.0%
Roseville Independent School District No. 623 02/01/2038 4.000%	1.9%
City of Maple Grove 05/01/2037 4.000%	1.9%
Brainerd Independent School District No. 181 02/01/2037 4.000%	1.9%
Southern Minnesota Municipal Power Agency 01/01/2026	1.8%
Minnesota Higher Education Facilities Authority 10/01/2052 5.000%	1.6%
County of Chippewa 03/01/2037 4.000%	1.4%
State of Minnesota 08/01/2043 4.000%	1.4%
Stillwater Independent School District No. 834 02/01/2042 4.000%	1.4%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
City of Rochester 11/15/2057 5.000%	2.7%
Housing & Redevelopment Authority of The City of St. Paul 07/01/2035 4.000%	2.0%
Roseville Independent School District No. 623 02/01/2038 4.000%	1.9%
City of Maple Grove 05/01/2037 4.000%	1.9%
Brainerd Independent School District No. 181 02/01/2037 4.000%	1.9%
Southern Minnesota Municipal Power Agency 01/01/2026	1.8%
Minnesota Higher Education Facilities Authority 10/01/2052 5.000%	1.6%
County of Chippewa 03/01/2037 4.000%	1.4%
State of Minnesota 08/01/2043 4.000%	1.4%
Stillwater Independent School District No. 834 02/01/2042 4.000%	1.4%

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
On July 26, 2024, the Fund supplemented its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates. In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally. These changes became effective on August 1, 2024.

Material Fund Change Strategies [Text Block]	the Fund supplemented its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates.
Material Fund Change Risks Change [Text Block]	In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature